Non-cash transactions (Tables)	12 Months Ended
Dec. 31, 2021
Non-cash Transactions
Schedule of non-cash transactions
	2021	2020	2019
Initial adoption – IFRS 16	-	-	2,436,333
Amortization of debt with investments (Financial investments / Loans and financing)	198,270	-	-
Deposits applied in lease agreements (Deposits / Leases)	41,974	77,009	6,974
Factoring (Suppliers - factoring / Loans and financing)	-	411,457	-
Acquisition of PPE through financing (Property, plant and equipment / Loans and financing)	-	25,974	164,234
Capitalized deposits (Deposits / Property, plant and equipment)	-	39,729	-
Right of use of flight equipment (Property, plant and equipment / Leases)	2,295,903	165,146	957,026
Lease agreement renegotiation (Property, plant and equipment / Leases)	778,379	221,248	-
Sale-leaseback (Property, plant and equipment / Leases)	209,065	289,102	-
Provision for aircraft return (Property, plant and equipment / Provisions)	27,024	-	-
Post-employment benefit actuarial gain (Provisions / Equity valuation adjustments)	41,524	13,921	87,541
Unrealized income (expenses) of derivatives (Derivative assets / Equity valuation adjustments)	328,955	-	30,021
Capital increase issuing shares to non-controlling shareholders (Share capital / Non-controlling interest)	606,839	-	-
Capital reserve recognized	744,450	-	-
Income from treasury shares sold (Treasury shares / Capital reserves)	279	-	-
Treasury shares transferred (Treasury shares / Capital reserves)	19,834	-	-
Effects of change in equity interest (Capital reserves / Non-controling interest)	-	(352)	(649)
Interest on shareholders equity for distribution, net of taxes	-	23,139	-
Dividends	-	-	238,359
Share-based payment (Capital/Share-based payment)	-	-	(31,222)